Note 20 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	December 31, 2025
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$848	$-	$848	$-
Federal National Mortgage Association mortgage- backed securities	34	-	34	-
Total investment securities available for sale	$882	$-	$882	$-
Total recurring fair value measurements	$882	$-	$882	$-

Nonrecurring fair value measurements:
Other real estate owned	$360	$-	$-	$360
	December 31, 2024
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$1,631	$-	$1,631	$-
Federal National Mortgage Association mortgage- backed securities	35	-	35	-
Total investment securities available for sale	$1,666	$-	$1,666	$-
Total recurring fair value measurements	$1,666	$-	$1,666	$-

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2025
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Collateral-dependent loans	$5,057	Appraisal of collateral (1)	Appraisal adjustments (2)	8%	(8%)

Other real estate owned	$360	Appraisal of collateral (1)	Appraisal adjustments (2)	0%
	December 31, 2024
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Collateral-dependent loans	$3,222	Appraisal of collateral (1)	Appraisal adjustments (2)	8%	(8%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 2025
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$912	$936	$-	$-	$936
Loans held for sale	60,956	63,308	-	63,308	-
Loans receivable, net	535,641	533,964	-	-	533,964
Individually evaluated loans	5,057	5,057	-	-	5,057

Financial Liabilities
Deposits	597,278	604,465	242,561	-	361,904
Senior debt	9,619	9,763	-	-	9,763
Subordinated debt	8,000	7,760	-	-	7,760
			Fair Value Measurements at
			December 31, 2024
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$912	$964	$-	$-	$964
Loans held for sale	64,281	65,624	-	65,624	-
Loans receivable, net	531,471	515,073	-	-	515,073
Individually evaluated loans	3,222	3,222			3,222

Financial Liabilities
Deposits	553,252	560,701	270,361	-	290,340
FHLB long-term borrowings	2,855	2,848	-	-	2,848
Subordinated debt	22,000	21,733	-	-	21,733